OTHER LONG TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Deferred tax assets	$ 695	$ 396
Government authorities	1,688	1,917
Other	865	644
Other Assets, Noncurrent	$ 3,248	$ 2,957